14. SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Segment Reporting [Abstract]
Segment reporting

The following tables set forth certain information regarding our segments and other operations that conforms to the consolidated balance sheet and statement of operations presented in this Report:

	Six Months Ended September 30,
	2014	2013
Revenues:
Aethlon	$530,371	$840,483
ESI	–	–
Total Revenues	$530,371	$840,483

Operating Losses:
Aethlon	$(1,294,453)	$(1,013,592)
ESI	(445,674)	–
Total Operating Loss	$(1,773,200)	$(1,013,592)

Net Losses:
Aethlon	$(4,202,873)	$(3,653,168)
ESI	(356,539)	–
Net Loss Before Non-Controlling Interests	$(4,592,485)	$(3,653,168)

Cash:
Aethlon	$47,865	$8,754
ESI	478,322	–
Total Cash	$526,187	$8,754

Total Assets:
Aethlon	$443,027	$411,190
ESI	646,242	–
Total Assets	$1,089,269	$411,190

Capital Expenditures:
Aethlon	$–	$–
ESI	–	–
Capital Expenditures	$–	$–

Depreciation and Amortization:
Aethlon	$8,885	$4,727
ESI	9,791	–
Total Depreciation and Amortization	$18,676	$4,727

Interest Expense:
Aethlon	$156,799	$216,502
ESI	–	–
Total Interest Expense	$156,799	$216,502

The following tables set forth certain information regarding our segments and other operations that conforms to the consolidated balance sheet and statement of operations presented in this Report:

	Fiscal Years Ended March 31,
	2014	2013
Revenues:
Aethlon	$1,623,769	$1,230,004
ESI	–	–
Total Revenues	$1,623,769	$1,230,004

Operating Losses:
Aethlon	$(2,651,863)	$(3,575,354)
ESI	(404,065)	–
Total Operating Loss	$(3,055,928)	$(3,575,354)

Net Losses:
Aethlon	$(13,357,232)	$(4,892,040)
ESI	(81,730)	–
Net Loss Before Non-Controlling Interests	$(13,438,962)	$(4,892,040)

Cash:
Aethlon	$208,259	$125,274
ESI	1,042,020	–
Total Cash	$1,250,279	$125,274

Total Assets:
Aethlon	$597,026	$496,694
ESI	1,098,076	–
Total Assets	$1,695,102	$496,694

Capital Expenditures:
Aethlon	$37,313	$–
ESI	58,743	–
Capital Expenditures	$96,056	$–

Depreciation and Amortization:
Aethlon	$11,549	$10,484
ESI	9,538	–
Total Depreciation and Amortization	$21,087	$10,484

Interest Expense:
Aethlon	$1,282,638	$1,132,314
ESI	4,583	–
Total Interest Expense	$1,287,221	$1,132,314